Investment in joint ventures (Details) ₽ in Millions			12 Months Ended
	Dec. 31, 2018 RUB (₽) item	Dec. 31, 2017 RUB (₽)	Dec. 31, 2018 RUB (₽) item	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
Disclosure of joint venture
Number of joint ventures | item	1		1
Statement of financial position
Non-current assets	₽ 14,562	₽ 13,936	₽ 14,562	₽ 13,936
including cash and cash equivalents	40,966	18,406	40,966	18,406
Carrying amount of investment in joint venture company	₽ 836	832	836	832
Revenue and net income
Revenue			30,610	20,897	₽ 17,880
Cost of revenues			(15,129)	(9,763)	(8,646)
Other income and expenses, net			(227)	(41)	(79)
including depreciation and amortization			(864)	(796)	(796)
Net profit			₽ 3,626	3,142	₽ 2,489
Flocktory Ltd (Cyprus)
Disclosure of joint venture
Number of parties exercising control | item	3		3
Statement of financial position
Non-current assets	₽ 598	666	₽ 598	666
Current assets	191	125	191	125
including cash and cash equivalents	144	80	144	80
Current liabilities	(20)	(11)	(20)	(11)
including financial liabilities	(18)	(9)	(18)	(9)
Net assets	769	780	769	780
Group's share (82%) of net assets	631	640	631	640
Goodwill	205	192	205	192
Carrying amount of investment in joint venture company	₽ 836	₽ 832	836	832
Percentage of group's share in joint venture	82.00%	82.00%
Revenue and net income
Revenue			332	187
Cost of revenues			(142)	(79)
Other income and expenses, net			(200)	(107)
including depreciation and amortization			(79)	(59)
Net profit			(10)	1
Group's share (82%) of total net loss			₽ (8)	₽ 1